Provisions, contingent liabilities and contingent assets (Tables)	12 Months Ended
Dec. 31, 2017
Provisions, contingent liabilities and contingent assets (Tables) [Abstract]
Changes in other provision

d)      Changes in other provision

	R$ thousand
	Labor	Civil	Tax and Social Security (1) (2)
Balance on December 31, 2016	5,101,732	5,003,440	8,187,237
Indexation charges	637,263	484,447	500,719
Additions, net of reversals	1,002,559	830,642	(984,342)
Payments	(1,186,758)	(971,966)	(114,246)
Balance on December 31, 2017	5,554,796	5,346,563	7,589,368

Balance on December 31, 2015	3,048,442	4,202,950	8,112,925
Indexation charges	454,045	409,236	705,036
Additions, net of reversals	876,816	1,310,333	(1,236,705)
Balance originating from an acquired institution (3)	1,684,370	544,997	703,967
Payments	(961,941)	(1,464,076)	(97,986)
Balance on December 31, 2016	5,101,732	5,003,440	8,187,237

(1)   Mainly include legal liabilities;

(2)   In 2017, there were reversals of provisions related to: (i) the PIS process, related to the remuneration of amounts unduly paid, in the amount of R$ 268,729 thousand; (ii) IRPJ / CSLL on credit losses, in the amount of R$ 408,730 thousand; and (iii) Favorable decision in the process of social security contribution on the remuneration paid to accredited dentists (INSS of Self-employed), in the amount of R$ 348,820 thousand and in 2016, there were reversals of a provisions relating to: i) the process of INSS of the self-employed of the Bradesco Saúde subsidiary, in the amount of R$ 1,081,528 thousand; ii) to the Pis process - EC 17, in the amount of R$ 242,242 thousand; and iii) offset by the provision for social security contributions on transfers to private pension plans, in the amount of R$ 215,668 thousand; and

(3)   HSBC Brasil.